Key Management Personnel Disclosures - Schedule of Key Management Personnel Compensation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Key Management Personnel Disclosures [Abstract]
Short-term employee benefits	$ 834,452	$ 296,978
Total	$ 834,452	$ 296,978